Revenue from Contracts with Customer (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue from External Customers by Products and Services

	Successor Company			Predecessor Company
	For the Years Ended December 31,		For the Period of July 1, 2021 to December 31, 2021	For the Six Months Ended June 30, 2021
(In millions)	2023	2022
Administration and distribution services fees	$94	$76	$45	$44